Leases (Details) - Schedule of lease liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Liabilities [Abstract]
Current portion	$ 285,354	$ 55,076
Long-term portion	959,116	387,766
Total lease liabilities	$ 1,244,470	$ 442,842